Other Commitments (Details) - Schedule of future minimum lease commitments under non-cancellable operating leases	Sep. 30, 2020 USD ($)
Schedule of future minimum lease commitments under non-cancellable operating leases [Abstract]
Remainder of 2020 (three months)	$ 3,591
2021	119,118
2022	119,118
2023	119,118
2024	119,118
Thereafter	9,521,586
Total	$ 10,001,649